Document and Entity Information	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Entity Registrant Name	UCLOUDLINK GROUP INC.
Entity Central Index Key	0001775898
Current Fiscal Year End Date	--12-31
Entity File Number	001-39302
Entity Address, Address Line One	Unit 2214-Rm1, 22/F, Mira Place Tower A
Entity Address, Address Line Two	132 Nathan Road, Tsim Sha Tsui
Entity Address, City or Town	Kowloon
Entity Address, Country	HK